Loans, Financing and Debentures	12 Months Ended
Jun. 30, 2025
Loans, Financing and Debentures [Abstract]
Loans, financing and debentures
17.	Loans, financing and debentures

		Annual interest rates and charges - %
	Index	2025	2024	2025	2024
Agricultural cost	Fixed rate + CDI	8% to 15%	7% to 15%	197,647	104,211
Agricultural costs (USD)	Fixed rate	3% to 7%	3% to 8%	122,883	16,450
Agricultural cost (PYG)	Fixed rate	11%	11% a 12%	12,364	16,458
Investment and Expansion	Fixed rate	3% to 10%	8% to 10%	50,283	29,664
Working capital (USD)	Fixed rate	—	3% to 8%	—	25,739
Machinery financing	Fixed rate	9% to 12%	3% to 13%	4,509	3,060
New sugarcane	Fixed rate	6%	6%	14,001	21,291
Debentures	Fixed rate + IPCA	5% to 12%	5% to 12%	489,564	472,765
(-) Transaction cost				(5,732)	(7,700)
				885,519	681,938

Current				355,841	177,311
Non-current				529,678	504,627

Caption:

USD – U.S. currency (dollar)

PYG – Paraguayan currency (Guarani)

IPCA – National consumer price index

CDI – Interbank certificate of deposit

Maturities of current and non-current loans, financing and debentures are as follows:

	2025	2024
1 year	355,841	177,311
2 years	214,531	36,873
3 years	198,023	152,755
4 years	36,177	188,003
5 years	36,177	42,097
Above 5 years	44,770	84,899
	885,519	681,938

Changes in loans and financing during the year ended June 30, 2025 and 2024 are as follows:

	2024	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Business combination (Note 2.3)	Foreign exchange variation	2025
Agricultural cost	104,211	254,045	(159,720)	(16,449)	15,560	—	—	197,647
Agricultural costs (USD)	16,450	166,752	(77,116)	(5,032)	6,705	21,581	(6,457)	122,883
Agricultural costs (PYG)	16,458	3,709	(7,324)	(1,484)	1,556	—	(551)	12,364
Financing for Investment and Expansion	29,664	19,095	(1,045)	(922)	3,491	—	—	50,283
Working capital	—	—	(82)	(7)	—	89	—	—
Working capital (USD)	25,739	—	(25,286)	(1,496)	840	—	203	—
Financing of machinery	3,060	—	(7,656)	(759)	565	9,431	(132)	4,509
Financing of sugarcane	21,291	—	(6,200)	(2,056)	966	—	—	14,001
Debentures	472,765	—	—	(35,681)	52,480	—	—	489,564
(-) Transaction cost	(7,700)	—	—	—	1,968	—	—	(5,732)
At June 30, 2025	681,938	443,601	(284,429)	(63,886)	84,131	31,101	(6,937)	885,519
	2023	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2024
Agricultural cost financing	149,404	188,094	(231,140)	(19,806)	17,659	—	104,211
Agricultural cost financing abroad	24,156	19,183	(14,836)	(2,283)	1,975	4,713	32,908
Bahia project financing	28,734	—	(1,045)	(84)	2,059	—	29,664
Working Capital Financing	24,771	4,976	(7,755)	(2,374)	2,326	3,795	25,739
Financing of working capital (USD)	2,808	—	—	—	252	—	3,060
Sugarcane Financing	28,281	75,000	(81,907)	(1,823)	1,740	—	21,291
Debentures	301,767	165,000	(14,250)	(17,503)	37,751	—	472,765
Transaction costs	(5,283)	(4,196)	—	—	1,779	—	(7,700)
	554,638	448,057	(350,933)	(43,873)	65,541	8,508	681,938

a)	Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2025 the Company’s financial agreements did not require compliance with financial covenants, but rather only operating covenants, on which the Company is in compliance.

b)	Debentures

3st Issue

On November 16, 2023, 165,000 (one hundred and sixty-five thousand) debentures were issued totaling R$165,000, non-convertible into shares, single series, with a total term of 7 (seven) years. The debentures will be amortized in November of each year from 2027 until 2030. Interest of 12.16% p.a. will be payable over the principal amount, which will be paid in 7 (seven) annual installments.

The debentures have a real guarantee in the form of a fiduciary sale of properties owned by the Company registered under registration numbers 6,254 and 6,267, all at the General Property Registry Office of the District of Correntina – BA.

2nd Issue

On May 5, 2021, the Company issued two hundred forty thousand (240,000) non-convertible debentures in the aggregate amount of R$240,000, in a single series, with total duration of seven (7) years.

The debentures will be amortized in two (2) equal installments due on April 13, 2027 and April 12, 2028, with compensatory interest on the amount of principal corresponding to the Broad National Consumer Price Index (IPCA) plus 5.3658% p.a., to be paid in seven (7) annual instalments.

The Debentures were linked to a securitization transaction and backed by the issue of Certificates of Agribusiness Receivables ("CRA"), pursuant to CVM Instruction 400/03 and CVM Instruction 600/18. The Debentures are backed by security interest in the form of fiduciary sale of the properties owned by the Company and registered under numbers 6,257, 6,335, 6,377, 6,405 and 6,462, all at the Real Estate Registry Office of Correntina, Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2025, the Company is in compliance with the covenants described above.